Property and Equipment, Net - Narratives (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 1.8	$ 2.4	$ 5.7	$ 6.5